PIMCO Funds

Supplement dated August 24, 2018 to the

International Bond Funds Prospectus dated July 30, 2018,

as supplemented from time to time (the “Prospectus”),

and to the Statement of Additional Information dated July 30, 2018,

as supplemented from time to time (the “SAI”)

Disclosure Related to Administrative Class Shares of the PIMCO Emerging Local Bond Fund and PIMCO Emerging Markets Bond Fund and Class C Shares of the PIMCO Emerging Markets Currency and Short-Term Investments Fund and PIMCO Global Advantage Strategy Bond Fund (each, a “Fund” and together, the “Funds”)

The Board of Trustees of PIMCO Funds (the “Trust”) has approved a Plan of Liquidation for Administrative Class shares of the PIMCO Emerging Local Bond Fund and PIMCO Emerging Markets Bond Fund and Class C shares of the PIMCO Emerging Markets Currency and Short-Term Investment Fund and PIMCO Global Advantage Strategy Bond Fund (each, a “Liquidating Share Class” and together, the “Liquidating Share Classes”) pursuant to which the Liquidating Share Class of each Fund will be liquidated (the “Liquidations”) on or about October 31, 2018 (“Liquidation Date”). This date may be changed without notice at the discretion of the Trust’s officers.

Suspension of Sales. Effective October 1, 2018, the Funds will no longer sell shares of the Liquidating Share Classes to new investors or existing shareholders (except through reinvested dividends), including through exchanges into shares of a Liquidating Share Class of a Fund from other funds of the Trust or funds of PIMCO Equity Series.

Mechanics. In connection with the Liquidations, any share of a Liquidating Share Class of a Fund outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after such Fund has paid or provided for all of its charges, taxes, expenses and liabilities attributable to shares of such Liquidating Share Class. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all shareholders of record of the relevant Liquidating Share Class of such Fund at the time of the Liquidation. PIMCO will bear all operational expenses in connection with the Liquidations pursuant to the Second Amended and Restated Supervision and Administration Agreement between the Trust and PIMCO.

Other Alternatives. At any time prior to the Liquidation Date, shareholders of a Liquidating Share Class of a Fund may redeem their shares of such Liquidating Share Class of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases, Redemptions and Exchanges – Redeeming Shares” in the Prospectus. At any time prior to the Liquidation Date, shareholders may also exchange their shares of a Liquidating Share Class for shares of the same share class of any other fund of the Trust or any fund of PIMCO Equity Series that offers that class, or for another share class of the same Fund, if eligible, without the payment of any applicable contingent deferred sales charge or front-end sales charge. These exchange privileges are described in and subject to any restrictions set forth under “Purchases, Redemptions and Exchanges – Exchanging Shares” in the Prospectus and “Distribution of Trust Shares – Purchases, Exchanges and Redemptions” in the SAI.

U.S. Federal Income Tax Matters. For taxable shareholders of the Liquidating Share Classes, the automatic redemption of shares of a Liquidating Share Class of the Fund on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Liquidation Date, a shareholder of a Liquidating Share Class may voluntarily redeem his or her shares of such Liquidating Share Class prior to the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See “Tax Consequences” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the Liquidations.

If you have any questions regarding the Liquidations, please contact the Trust at 1-888-877-4626.

Investors Should Retain This Supplement For Future Reference

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PIMCO Funds

Supplement dated August 24, 2018 to the

Short Duration Strategy Funds Prospectus dated July 30, 2018,

as supplemented from time to time (the “Prospectus”),

and to the Statement of Additional Information dated July 30, 2018,

as supplemented from time to time (the “SAI”)

Disclosure Related to Administrative Class Shares of the PIMCO Low Duration ESG Fund (the “Fund”)

The Board of Trustees of PIMCO Funds (the “Trust”) has approved a Plan of Liquidation for Administrative Class shares of the Fund pursuant to which Administrative Class shares of the Fund will be liquidated (the “Liquidation”) on or about October 31, 2018 (“Liquidation Date”). This date may be changed without notice at the discretion of the Trust’s officers.

Suspension of Sales. Effective October 1, 2018, the Fund will no longer sell Administrative Class shares to new investors or existing shareholders (except through reinvested dividends), including through exchanges into Administrative Class shares of the Fund from other funds of the Trust or funds of PIMCO Equity Series.

Mechanics. In connection with the Liquidation, any Administrative Class share of the Fund outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after the Fund has paid or provided for all of its charges, taxes, expenses and liabilities attributable to its Administrative Class shares. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all Administrative Class shareholders of record of the Fund at the time of the Liquidation. PIMCO will bear all operational expenses in connection with the Liquidation pursuant to the Second Amended and Restated Supervision and Administration Agreement between the Trust and PIMCO.

Other Alternatives. At any time prior to the Liquidation Date, Administrative Class shareholders of the Fund may redeem their Administrative Class shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases, Redemptions and Exchanges – Redeeming Shares” in the Prospectus. At any time prior to the Liquidation Date, shareholders may also exchange their Administrative Class Fund shares for Administrative Class shares of any other fund of the Trust or any fund of PIMCO Equity Series that offers that class, or for another share class of the Fund, if eligible, without the payment of any applicable contingent deferred sales charge or front-end sales charge. These exchange privileges are described in and subject to any restrictions set forth under “Purchases, Redemptions and Exchanges – Exchanging Shares” in the Prospectus and “Distribution of Trust Shares – Purchases, Exchanges and Redemptions” in the SAI.

U.S. Federal Income Tax Matters. For taxable Administrative Class shareholders, the automatic redemption of Administrative Class shares of the Fund on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Liquidation Date, an Administrative Class shareholder may voluntarily redeem his or her Administrative Class shares prior to the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See “Tax Consequences” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the Liquidation.

If you have any questions regarding the Liquidation, please contact the Trust at 1-888-877-4626.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP2_082418

PIMCO Funds

Supplement dated August 24, 2018 to the

Bond Funds Prospectus dated July 30, 2018,

as supplemented from time to time (the “Prospectus”),

and to the Statement of Additional Information dated July 30, 2018,

as supplemented from time to time (the “SAI”)

Disclosure Related to Administrative Class Shares of the PIMCO Mortgage-Backed Securities Fund and Class C Shares of the PIMCO Total Return Fund IV (each, a “Fund” and together, the “Funds”)

The Board of Trustees of PIMCO Funds (the “Trust”) has approved a Plan of Liquidation for Administrative Class shares of the PIMCO Mortgage-Backed Securities Fund and Class C shares of the PIMCO Total Return Fund IV (each, a “Liquidating Share Class” and together, the “Liquidating Share Classes”) pursuant to which the Liquidating Share Class of each Fund will be liquidated (the “Liquidations”) on or about October 31, 2018 (“Liquidation Date”). This date may be changed without notice at the discretion of the Trust’s officers.

Suspension of Sales. Effective October 1, 2018, the Funds will no longer sell shares of the Liquidating Share Classes to new investors or existing shareholders (except through reinvested dividends), including through exchanges into shares of a Liquidating Share Class of a Fund from other funds of the Trust or funds of PIMCO Equity Series.

Mechanics. In connection with the Liquidations, any share of a Liquidating Share Class of a Fund outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after such Fund has paid or provided for all of its charges, taxes, expenses and liabilities attributable to shares of such Liquidating Share Class. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all shareholders of record of the relevant Liquidating Share Class of such Fund at the time of the Liquidation. PIMCO will bear all operational expenses in connection with the Liquidations pursuant to the Second Amended and Restated Supervision and Administration Agreement between the Trust and PIMCO.

Other Alternatives. At any time prior to the Liquidation Date, shareholders of a Liquidating Share Class of a Fund may redeem their shares of such Liquidating Share Class of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases, Redemptions and Exchanges – Redeeming Shares” in the Prospectus. At any time prior to the Liquidation Date, shareholders may also exchange their shares of a Liquidating Share Class for shares of the same share class of any other fund of the Trust or any fund of PIMCO Equity Series that offers that class, or for another share class of the same Fund, if eligible, without the payment of any applicable contingent deferred sales charge or front-end sales charge. These exchange privileges are described in and subject to any restrictions set forth under “Purchases, Redemptions and Exchanges – Exchanging Shares” in the Prospectus and “Distribution of Trust Shares – Purchases, Exchanges and Redemptions” in the SAI.

U.S. Federal Income Tax Matters. For taxable shareholders of the Liquidating Share Classes, the automatic redemption of shares of a Liquidating Share Class of the Fund on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Liquidation Date, a shareholder of a Liquidating Share Class may voluntarily redeem his or her shares of such Liquidating Share Class prior to the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See “Tax Consequences” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the Liquidations.

If you have any questions regarding the Liquidations, please contact the Trust at 1-888-877-4626.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP3_082418

PIMCO Funds

Supplement dated August 24, 2018 to the

Equity-Related Strategy Funds Prospectus dated July 30, 2018,

as supplemented from time to time (the “Prospectus”),

and to the Statement of Additional Information dated July 30, 2018,

as supplemented from time to time (the “SAI”)

Disclosure Related to Class C Shares of the PIMCO RAE Fundamental Advantage PLUS Fund and PIMCO RAE Low Volatility PLUS Fund (each, a “Fund” and together, the “Funds”)

The Board of Trustees of PIMCO Funds (the “Trust”) has approved a Plan of Liquidation for Class C shares of the Funds pursuant to which Class C shares of each Fund will be liquidated (the “Liquidations”) on or about October 31, 2018 (“Liquidation Date”). This date may be changed without notice at the discretion of the Trust’s officers.

Suspension of Sales. Effective October 1, 2018, the Funds will no longer sell Class C shares to new investors or existing shareholders (except through reinvested dividends), including through exchanges into Class C shares of a Fund from other funds of the Trust or funds of PIMCO Equity Series.

Mechanics. In connection with the Liquidations, any Class C share of a Fund outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after such Fund has paid or provided for all of its charges, taxes, expenses and liabilities attributable to its Class C shares. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all Class C shareholders of record of such Fund at the time of the Liquidation. PIMCO will bear all operational expenses in connection with the Liquidations pursuant to the Second Amended and Restated Supervision and Administration Agreement between the Trust and PIMCO.

Other Alternatives. At any time prior to the Liquidation Date, Class C shareholders of each Fund may redeem their Class C shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases, Redemptions and Exchanges – Redeeming Shares” in the Prospectus. At any time prior to the Liquidation Date, shareholders may also exchange their Class C Fund shares for Class C shares of any other fund of the Trust or any fund of PIMCO Equity Series that offers that class, or for another share class of the same Fund, if eligible, without the payment of any applicable contingent deferred sales charge or front-end sales charge. These exchange privileges are described in and subject to any restrictions set forth under “Purchases, Redemptions and Exchanges – Exchanging Shares” in the Prospectus and “Distribution of Trust Shares – Purchases, Exchanges and Redemptions” in the SAI.

U.S. Federal Income Tax Matters. For taxable Class C shareholders, the automatic redemption of Class C shares of the Fund on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Liquidation Date, a Class C shareholder may voluntarily redeem his or her Class C shares prior to the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See “Tax Consequences” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the Liquidations.

If you have any questions regarding the Liquidations, please contact the Trust at 1-888-877-4626.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP4_082418

PIMCO Funds

Supplement dated August 24, 2018 to the

Asset Allocation Funds Prospectus dated July 30, 2018,

as supplemented from time to time (the “Prospectus”),

and to the Statement of Additional Information dated July 30, 2018,

as supplemented from time to time (the “SAI”)

Disclosure Related to Class R Shares of the PIMCO Global Multi-Asset Fund (the “Fund”)

The Board of Trustees of PIMCO Funds (the “Trust”) has approved a Plan of Liquidation for Class R shares of the Fund pursuant to which Class R shares of the Fund will be liquidated (the “Liquidation”) on or about October 31, 2018 (“Liquidation Date”). This date may be changed without notice at the discretion of the Trust’s officers.

Suspension of Sales. Effective October 1, 2018, the Fund will no longer sell Class R shares to new investors or existing shareholders (except through reinvested dividends), including through exchanges into Class R shares of the Fund from other funds of the Trust or funds of PIMCO Equity Series.

Mechanics. In connection with the Liquidation, any Class R share of the Fund outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after the Fund has paid or provided for all of its charges, taxes, expenses and liabilities attributable to its Class R shares. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all Class R shareholders of record of the Fund at the time of the Liquidation. PIMCO will bear all operational expenses in connection with the Liquidation pursuant to the Second Amended and Restated Supervision and Administration Agreement between the Trust and PIMCO.

Other Alternatives. At any time prior to the Liquidation Date, Class R shareholders of the Fund may redeem their Class R shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases, Redemptions and Exchanges – Redeeming Shares” in the Prospectus. At any time prior to the Liquidation Date, shareholders may also exchange their Class R Fund shares for Class R shares of any other fund of the Trust or any fund of PIMCO Equity Series that offers that class, or for another share class of the Fund, if eligible, without the payment of any applicable contingent deferred sales charge or front-end sales charge. These exchange privileges are described in and subject to any restrictions set forth under “Purchases, Redemptions and Exchanges – Exchanging Shares” in the Prospectus and “Distribution of Trust Shares – Purchases, Exchanges and Redemptions” in the SAI.

U.S. Federal Income Tax Matters. For taxable Class R shareholders, the automatic redemption of Class R shares of the Fund on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Liquidation Date, a Class R shareholder may voluntarily redeem his or her Class R shares prior to the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See “Tax Consequences” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the Liquidation.

If you have any questions regarding the Liquidation, please contact the Trust at 1-888-877-4626.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP5_082418

PIMCO Funds

Supplement dated August 24, 2018 to the Equity Related Strategy Funds Prospectus dated July 30,

2018, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund and PIMCO RAE PLUS Small Fund

PIMCO RAE PLUS Fund

Effective August 31, 2018, the secondary broad-based securities market index of the PIMCO RAE PLUS Fund is the Russell 1000® Value Index. Accordingly, the following changes are made.

Effective August 31, 2018, the second sentence of the first paragraph of the “Performance Information” section of the PIMCO RAE PLUS Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds.

Additionally, effective August 31, 2018, the second paragraph of the “Performance Information” section of the PIMCO RAE PLUS Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund measures its performance against a primary benchmark and a secondary benchmark. The Fund’s primary benchmark is the S&P 500 Index.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index focuses on the large-cap segment of the U.S. equities market. The Russell 1000® Value Index measures the performance of large and mid-capitalization value sectors of the U.S. equity market, as defined by FTSE Russell. The Russell 1000® Value Index is a subset of the Russell 1000® Index, which measures the performance of the large and mid-capitalization sector of the U.S. equity market. The Lipper Large-Cap Value Funds is a total return performance average of Funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap value funds typically have below-average characteristics compared to the S&P 500 Index.

Additionally, effective August 31, 2018, the following disclosure is added above the row relating to the Lipper Large-Cap Value Funds Average in the Average Annual Total Returns table in the “Performance Information” section of the PIMCO RAE PLUS Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	10 Years
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)	13.66%	14.04%	7.10%

PIMCO RAE PLUS EMG Fund

Effective August 31, 2018, the secondary broad-based securities market index of the PIMCO RAE PLUS EMG Fund is the MSCI Emerging Markets Value Index. Accordingly, the following changes are made.

Effective August 31, 2018, the second sentence of the first paragraph of the “Performance Information” section of the PIMCO RAE PLUS EMG Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds.

Additionally, effective August 31, 2018, the second paragraph of the “Performance Information” section of the PIMCO RAE PLUS EMG Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund measures its performance against a primary benchmark and a secondary benchmark. The Fund’s primary benchmark is the MSCI Emerging Markets Index.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of emerging markets. The MSCI Emerging Markets Value Index captures large and mid-cap securities exhibiting overall value style characteristics across 24 emerging markets countries. The value investment style characteristics for index construction of the MSCI Emerging Markets Value Index are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. The Lipper Emerging Market Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek long-term capital appreciation by investing primarily in emerging market equity securities, where “emerging market” is defined by a country’s per-capita GNP or other economic measures.

Additionally, effective August 31, 2018, the following disclosure is added above the row relating to the Lipper Emerging Market Funds Average in the Average Annual Total Returns table in the “Performance Information” section of the PIMCO RAE PLUS EMG Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (11/26/2008)
MSCI Emerging Markets Value Index (reflects no deductions for fees, expenses or taxes)	28.07%	1.75%	10.35%

PIMCO RAE PLUS International Fund

Effective August 31, 2018, the secondary broad-based securities market index of the PIMCO RAE PLUS International Fund is the MSCI EAFE Value Index. Accordingly, the following changes are made.

Effective August 31, 2018, the second sentence of the first paragraph of the “Performance Information” section of the PIMCO RAE PLUS International Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds.

Additionally, effective August 31, 2018, the second paragraph of the “Performance Information” section of the PIMCO RAE PLUS International Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund measures its performance against a primary benchmark and a secondary benchmark. The Fund’s primary benchmark is the MSCI EAFE Index.

MSCI EAFE Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on an unhedged basis. The MSCI EAFE Value Index captures large and mid-cap securities exhibiting overall value style characteristics across developed markets countries around the world, excluding the US and Canada. The value investment style characteristics for index construction of the MSCI EAFE Value Index are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. The Lipper International Multi-Cap Value Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. International multi-cap value funds typically have below-average characteristics compared to the MSCI EAFE Index.

Additionally, effective August 31, 2018, the following disclosure is added above the row relating to the Lipper International Multi-Cap Value Funds Average in the Average Annual Total Returns table in the “Performance Information” section of the PIMCO RAE PLUS International Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (09/30/2011)
MSCI EAFE Value Index (reflects no deductions for fees, expenses or taxes)	21.44%	6.95%	8.77%

PIMCO RAE PLUS Small Fund

Effective August 31, 2018, the secondary broad-based securities market index of the PIMCO RAE PLUS Small Fund is the Russell 2000® Value Index. Accordingly, the following changes are made.

Effective August 31, 2018, the second sentence of the first paragraph of the “Performance Information” section of the PIMCO RAE PLUS Small Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds.

Additionally, effective August 31, 2018, the second paragraph of the “Performance Information” section of the PIMCO RAE PLUS Small Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund measures its performance against a primary benchmark and a secondary benchmark. The Fund’s primary benchmark is the Russell 2000® Index.

The Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index and is considered to be representative of the small-cap market in general. The Russell 2000® Value Index measures the performance of the small-capitalization value sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000® Value Index is a subset of the Russell 2000® Index. The Lipper Small-Cap Value Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap value funds typically have below-average characteristics compared to the S&P SmallCap 600 Index.

Additionally, effective August 31, 2018, the following disclosure is added above the row relating to the Lipper Small-Cap Value Funds Average in the Average Annual Total Returns table in the “Performance Information” section of the PIMCO RAE PLUS Small Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (09/30/2011)
Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)	7.84%	13.01%	15.95%

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP6_082418

PIMCO Funds

Supplement Dated August 24, 2018 to the

Bond Funds Prospectus dated July 30, 2018, as supplemented from time to time (the “Prospectus”);

and to the Statement of Additional Information dated July 30, 2018, as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Strategic Bond Fund and PIMCO Total Return Fund (each, a “Fund”)

PIMCO Strategic Bond Fund

Effective October 1, 2018, the advisory fee for the Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.15%. The advisory fee reduction will result in the Fund’s Management Fees decreasing by 0.15% for each share class of the Fund. In addition, effective October 1, 2018, Pacific Investment Management Company LLC has contractually agreed, through July 31, 2021, to waive its supervisory and administrative fee for each share class of the Fund, stated as a percentage of the Fund’s daily net assets, by 0.05%.

Accordingly, effective October 1, 2018, in the Prospectus, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and the Expense Examples following the table in the “Fund Summaries” section, and to the “Management of the Funds—Management Fees,” “Management of the Funds—Management Fees—Advisory Fee” and “Management of the Funds—Fee Waiver Agreement” sections. In addition, effective October 1, 2018, in the SAI, corresponding changes are made to the “Management of the Trust—Advisory Fee Rates” and “Management of the Trust—Supervisory and Administrative Fees Waived and Recouped” sections.

PIMCO Total Return Fund

Effective October 1, 2018, the supervisory and administrative fee for Class C shares and Class R shares of the Fund, each stated as a percentage of the Fund’s average daily net assets, will each decrease by 0.05%. These supervisory and administrative fee decreases will result in the Fund’s Management Fees decreasing by 0.05% for each of Class C shares and Class R shares of the Fund.

Accordingly, effective October 1, 2018, in the Prospectus, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and the Expense Examples following the table in the “Fund Summaries” section, and to the “Management of the Funds—Management Fees” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective October 1, 2018, in the SAI, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP7_082418